Disposals of Consolidated Entities	6 Months Ended
Jun. 30, 2019
Disposals Of Consolidated Entities
Disposals of Consolidated Entities

4. DISPOSALS OF CONSOLIDATED ENTITIES

After various re-organizations by the Company, HPC was no longer affiliating, serving, or controlling any of the Company’s subsidiaries, and dissolved on December 22, 2017. The dissolution of HPC did not result in any gain or loss for the year ended December 31, 2017.

SZ iASPEC was dissolved on October 26, 2018. The dissolution of SZ iASPEC did not result in any gain or loss for the year ended December 31, 2018.

None of the above-referenced disposals in 2018 or 2017 qualified as discontinued operations as they do not individually or in the aggregate represent a strategic shift that has had a major impact on the Company’s operations or financial results.